Debt, cash and cash equivalents and lease liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities		€ 2,030	€ 2,181	€ 2,108
Discounting effect		€ (58)	(219)	(228)
Cambridge, Massachusetts
Disclosure of maturity analysis of finance lease payments receivable [line items]
Initial lease term	15 years	15 years
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities		€ 291	320	314
From 1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities		448	515	476
From 3 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities		360	436	362
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities		€ 989	€ 1,129	€ 1,184